Income Taxes - Summary of Deferred Tax (Assets) and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 0	$ 0	$ 0
Convertible debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	3,963	12,928
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(119,402)	(103,636)
Investment in associate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	10,742	23,432
Exploration and evaluation assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 104,697	$ 67,276